Goodwill - Schedule of Goodwill Balances (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
Schedule of Goodwill Balances [Line Items]
Goodwill beginning balance	$ 2,612,972
Impact of foreign exchange	(96,177)
Impairment	(302,220)	$ (302.2)
Goodwill ending balance	2,214,575
GEO [Member]
Schedule of Goodwill Balances [Line Items]
Goodwill beginning balance	516,806
Impact of foreign exchange
Impairment	(302,220)
Goodwill ending balance	214,586
LEO [Member]
Schedule of Goodwill Balances [Line Items]
Goodwill beginning balance	2,096,166
Impact of foreign exchange	(96,177)
Impairment
Goodwill ending balance	$ 1,999,989